Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Derivative financial instruments	Derivative financial instruments
Inter&Co engages in operations involving financial derivative instruments in the institution's risk management, as well as to meet the demands of its customers. These operations involve swaps, indices, futures and terms derivatives.
a.Derivative financial instruments – adjustment to fair value by maturity

	Notional	Amortized cost	Fair value	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2024	12/31/2023
Assets
Forward derivatives	528	528	528	335	193	—	—	528	4,213
Future derivatives	2,718,614	35	35	—	4	17	14	35	25
Total assets	2,719,142	563	563	335	197	17	14	563	4,238

Liabilities
Swap derivatives	(13,500)	(5,463)	(5,463)	—	(5,463)	—	—	(5,463)	(14,665)
Forward derivatives	(1,187,939)	(64,539)	(64,539)	(17,874)	(46,665)	—	—	(64,539)	(398)
Future derivatives	(11,319,949)	(46)	(46)	—	(1)	(36)	(9)	(46)	—
Total liabilities	(12,521,388)	(70,048)	(70,048)	(17,874)	(52,129)	(36)	(9)	(70,048)	(15,063)

Net effect	(9,802,246)	(69,485)	(69,485)	(17,539)	(51,932)	(19)	5	(69,485)	(10,825)
b.Forward and swap contracts – notional value

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2024	12/31/2023
Long position	63,081	2,644,965	9,447	1,649	2,719,142	146,040
Forward	335	193	—	—	528	24,223
Future	62,746	2,644,772	9,447	1,649	2,718,614	121,817

Short position	(2,417,422)	(4,857,340)	(2,648,309)	(2,598,317)	(12,521,388)	6,380,611
Swap	—	(13,500)	—	—	(13,500)	40,500
Forward	(283,500)	(904,439)	—	—	(1,187,939)	2,103
Future	(2,133,922)	(3,939,401)	(2,648,309)	(2,598,317)	(11,319,949)	6,338,008
Total	(2,354,341)	(2,212,375)	(2,638,862)	(2,596,668)	(9,802,246)	6,526,651
Swap contracts: The swaps were carried out with the purpose of mitigating the market risk associated with the mismatch between the indexes of the mortgage loan portfolio and the indexes of the funding portfolio. As of December 31, 2024, Inter had active swap contracts in CDI and liabilities in IGP-M, with a margin deposit of and recognized at their fair value in the income statement.
Forward Agreements: Forward contracts were entered into both to mitigate market risks arising from Inter's exposure and to meet specific customer demands. Forward contracts consider the purchase or sale of a given asset based on a previously agreed price, with settlement on a future date.
Futures contracts: Futures contracts were entered into with the aim of mitigating (i) risks arising from exposures linked to the exchange rate, including investments abroad, as well as (ii) risks arising from the mismatch between interest rates on active positions and funding rates.
Transactions involving derivative financial instruments (futures contracts, currency forwards and swaps) are held in custody at B3 S.A. – Brasil, Bolsa, Balcão.
c.Hedge accounting - exposure
Inter&Co has accounting hedges for some of its loans, investments and foreign currency exposures. The accounting hedge treatment is carried out in accordance with the strategy and purpose of the structure, and may be (i) Fair Value Hedge, (ii) Cash Flow Hedge or (iii) Foreign Investment Hedge. In this context, part of the result of the structure may be recognized in the account of other comprehensive income in equity, net of tax effects, and are only transferred to the result in the event of ineffectiveness of the hedge or liquidation of the structure.

	12/31/2024	12/31/2023
Hedge instruments	7,746,620	5,811,750
Future DI (a)	3,218,086	3,755,670
IPCA (c)	3,396,865	1,728,330
Future dollar (b)	1,105,326	256,589
Swap (c)	26,344	71,161

Hedge object	7,656,991	5,826,436
Loans (a)	3,165,012	3,761,467
Real estate loans (c)	3,381,406	1,802,022
Investment abroad (b)	1,110,573	262,947

(a)    DI rate refers to the average overnight interbank loan rates in Brazil. Refers to loan portfolios, including advance FGTS withdrawals and payroll loans;
(b)    Used to protect investments in subsidiaries abroad.
(c)    Refers to the real estate loan portfolio